Dividends	12 Months Ended
Dec. 31, 2024
Disclosure Cash Dividends [Abstract]
Dividends	Dividends
All dividends of the Company are made on a discretionary basis as determined by the Board. The Company declares and pays the dividends on its common shares in U.S. dollars. Dividends declared were as follows:

	2024				2023
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$260,015		$0.3470		$301,771		$0.4340
Series A Shares	C$	7,891	C$	1.6440	C$	6,194	C$	1.2905
Series D Shares	C$	6,412	C$	1.6031	C$	5,091	C$	1.2728